Share Capital and Capital Surplus - Summary of Redeemable Convertible Preferred Shares (Detail) - Redeemable Convertible Preferred Stock [Member]	12 Months Ended
Dec. 31, 2017 ₩ / shares shares
Disclosure Of Redeemable Convertible Preferred Shares [Line Items]
Issue date	Feb. 25, 2017
Number of shares issued | shares	8,643,193
Price per share | ₩ / shares	₩ 28,346
Voting rights	No voting rights for 3 years from issue date
Dividend rights	Comparative, Non-participating
Dividend rate description	Minimum dividend rate for 1~3 years:3.98%
Dividend rate	3.98%
Dividend rate issuance spread on comparative rate	Minimum dividend rate after 4 years : Comparative rate + Issuance spread + 2%
Details about redemption	Issuer can demand redemption of all or part of redeemable convertible preferred shares every year after the issue date, for a period of 10 years from the issue date.
Details about Conversion	Stockholders of redeemable convertible preferred shares can convert them to common shares from 3 years after the issue date to the end of the redemption period (10 years). Conversion price is equal to issue price, which could be adjusted according to anti-dilution clause.